UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3737

Fidelity Advisor Series IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Limited Term Government Fund

February 28, 2019

ISG-QTLY-0419
1.968340.105

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 71.3%
	Principal Amount	Value
U.S. Treasury Obligations - 71.2%
U.S. Treasury Notes:
1.375% 4/30/20	$1,643,000	$1,620,922
1.5% 7/15/20 (a)	21,208,000	20,903,963
1.625% 6/30/20	5,334,000	5,267,950
1.625% 7/31/20	100,000	98,695
1.625% 8/31/22	840,000	815,161
1.75% 6/30/22 (a)	12,447,000	12,150,898
1.875% 7/31/22	7,869,000	7,706,702
1.875% 9/30/22 (a)	2,900,000	2,837,242
1.875% 10/31/22	2,508,000	2,451,962
2% 9/30/20	3,102,000	3,075,342
2% 10/31/22	900,000	883,793
2.125% 12/31/22	2,949,000	2,906,839
2.375% 4/15/21	12,830,000	12,789,906
2.375% 2/29/24	5,800,000	5,761,258
2.5% 12/31/20	38,018,000	37,983,850
2.5% 1/31/21	27,345,000	27,328,977
2.5% 2/28/21	6,000,000	5,997,656
2.5% 1/15/22	36,869,000	36,863,239
2.5% 1/31/24	670,000	669,267
2.625% 6/30/23	500,000	502,051
2.625% 12/31/23	16,815,000	16,884,625
2.75% 9/30/20	11,315,000	11,347,265
2.75% 11/30/20	1,000,000	1,003,281
2.75% 7/31/23	2,600,000	2,624,172
2.875% 10/31/20	2,800,000	2,814,219
3.125% 11/15/28	1,460,000	1,509,845
		224,799,080
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.8623% 12/7/20 (NCUA Guaranteed) (b)(c)	191,042	191,212
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.9631% 1/8/20 (NCUA Guaranteed) (b)(c)	300,005	300,420
		491,632
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $226,185,057)		225,290,712

U.S. Government Agency - Mortgage Securities - 7.4%
Fannie Mae - 4.1%
12 month U.S. LIBOR + 1.365% 4.115% 10/1/35 (b)(c)	3,115	3,215
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (b)(c)	3,826	3,963
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (b)(c)	12,394	12,861
12 month U.S. LIBOR + 1.551% 3.759% 2/1/44 (b)(c)	15,420	16,154
12 month U.S. LIBOR + 1.553% 2.542% 5/1/44 (b)(c)	53,358	55,313
12 month U.S. LIBOR + 1.553% 4.269% 6/1/36 (b)(c)	2,538	2,640
12 month U.S. LIBOR + 1.558% 4.272% 2/1/44 (b)(c)	15,535	15,999
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (b)(c)	5,023	5,243
12 month U.S. LIBOR + 1.570% 2.531% 5/1/44 (b)(c)	36,744	38,105
12 month U.S. LIBOR + 1.574% 2.711% 4/1/44 (b)(c)	77,784	80,201
12 month U.S. LIBOR + 1.580% 2.478% 4/1/44 (b)(c)	30,270	31,225
12 month U.S. LIBOR + 1.580% 4.577% 1/1/44 (b)(c)	24,970	26,155
12 month U.S. LIBOR + 1.617% 4.355% 3/1/33 (b)(c)	8,501	8,844
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (b)(c)	3,977	4,139
12 month U.S. LIBOR + 1.645% 4.355% 6/1/47 (b)(c)	10,451	10,994
12 month U.S. LIBOR + 1.728% 4.302% 11/1/36 (b)(c)	18,280	19,090
12 month U.S. LIBOR + 1.745% 4.608% 7/1/35 (b)(c)	3,931	4,115
12 month U.S. LIBOR + 1.760% 4.839% 2/1/37 (b)(c)	39,560	41,614
12 month U.S. LIBOR + 1.800% 4.787% 1/1/42 (b)(c)	52,843	55,684
12 month U.S. LIBOR + 1.818% 3.702% 2/1/42 (b)(c)	64,889	68,377
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (b)(c)	1,773	1,858
12 month U.S. LIBOR + 1.885% 3.972% 4/1/36 (b)(c)	30,205	31,854
12 month U.S. LIBOR + 2.176% 4.473% 8/1/35 (b)(c)	16,692	17,544
6 month U.S. LIBOR + 1.510% 4.251% 2/1/33 (b)(c)(d)	2,400	2,463
6 month U.S. LIBOR + 1.535% 4.12% 12/1/34 (b)(c)	4,583	4,715
6 month U.S. LIBOR + 1.535% 4.266% 3/1/35 (b)(c)	3,174	3,266
6 month U.S. LIBOR + 1.545% 4.045% 4/1/33 (b)(c)	34,354	35,294
6 month U.S. LIBOR + 1.556% 4.102% 10/1/33 (b)(c)	3,576	3,677
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (b)(c)	1,869	1,927
U.S. TREASURY 1 YEAR INDEX + 2.146% 4.537% 7/1/36 (b)(c)	14,347	15,016
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (b)(c)	1,165	1,213
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (b)(c)	4,948	5,214
U.S. TREASURY 1 YEAR INDEX + 2.303% 4.553% 12/1/32 (b)(c)	47,727	50,269
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.568% 12/1/32 (b)(c)	239,563	252,439
3.5% 7/1/32 to 3/1/48	2,850,505	2,867,779
4% 2/1/46 to 10/1/46	4,119,677	4,248,896
4.5% 11/1/25 to 6/1/41	682,087	710,938
4.5% 3/1/49 (e)	2,200,000	2,276,358
4.5% 3/1/49 (e)	1,100,000	1,138,179
5.5% 8/1/25	89,872	93,057
6% 1/1/34 to 6/1/36	308,058	342,258
6.5% 2/1/22 to 8/1/36	325,496	363,194
		12,971,339
Freddie Mac - 0.4%
12 month U.S. LIBOR + 1.325% 4.325% 3/1/37 (b)(c)	3,253	3,354
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (b)(c)	6,242	6,471
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (b)(c)	6,089	6,329
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (b)(c)	101,618	106,761
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (b)(c)	6,843	7,178
12 month U.S. LIBOR + 1.880% 4.711% 10/1/41 (b)(c)	101,676	104,562
12 month U.S. LIBOR + 1.884% 4.624% 10/1/42 (b)(c)	54,166	55,951
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (b)(c)	11,175	11,775
12 month U.S. LIBOR + 2.076% 5.009% 3/1/33 (b)(c)	306	318
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (b)(c)	7,067	7,228
6 month U.S. LIBOR + 1.647% 4.391% 2/1/37 (b)(c)	7,772	8,026
6 month U.S. LIBOR + 1.665% 4.328% 7/1/35 (b)(c)	104,627	107,947
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (b)(c)	10,054	10,420
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (b)(c)	2,660	2,765
6 month U.S. LIBOR + 1.843% 4.426% 10/1/36 (b)(c)	27,910	28,982
6 month U.S. LIBOR + 1.913% 4.487% 10/1/35 (b)(c)	18,356	19,062
6 month U.S. LIBOR + 2.010% 4.51% 5/1/37 (b)(c)	26,583	27,783
6 month U.S. LIBOR + 2.010% 4.51% 5/1/37 (b)(c)	10,400	10,869
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (b)(c)	7,774	8,137
6 month U.S. LIBOR + 2.492% 5.028% 10/1/35 (b)(c)	2,935	3,071
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.044% 6/1/33 (b)(c)	28,170	29,392
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.105% 4/1/34 (b)(c)	91,155	95,889
U.S. TREASURY 1 YEAR INDEX + 2.239% 4.865% 2/1/36 (b)(c)	343	361
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (b)(c)	22,002	23,184
3.5% 7/1/32	347,182	352,630
5% 9/1/35	1,042	1,112
6% 1/1/24	50,906	53,110
6.5% 12/1/21	13,604	14,086
9.5% 11/1/21 to 12/1/22	391	408
		1,107,161
Ginnie Mae - 2.9%
6% 6/15/36	282,393	315,035
8% 12/15/23	17,874	19,106
4.422% 8/20/61 (b)(f)	22,627	22,646
4.5% 3/20/47	181,667	189,375
4.5% 3/1/49 (e)	800,000	827,730
4.5% 3/1/49 (e)	800,000	827,730
4.5% 3/1/49 (e)	400,000	413,865
4.5% 3/1/49 (e)	1,750,000	1,810,660
4.5% 3/1/49 (e)	650,000	672,531
4.5% 3/1/49 (e)	400,000	413,865
4.5% 4/1/49 (e)	1,600,000	1,654,585
4.5% 4/1/49 (e)	800,000	827,293
4.5% 4/1/49 (e)	800,000	827,293
4.568% 2/20/62 (b)(f)	82,745	83,355
4.655% 2/20/62 (b)(f)	67,308	67,498
4.753% 1/20/62 (b)(f)	261,448	262,736
5.47% 8/20/59 (b)(f)	520	556
		9,235,859
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $23,196,189)		23,314,359

Asset-Backed Securities - 2.3%
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.551% 5/25/29 (b)(c)	$235,072	$235,975
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.811% 2/25/32 (b)(c)	127,204	127,152
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.9948% 7/28/21 (b)(c)	758,753	758,890
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.2582% 12/15/27 (b)(c)(g)	729,296	729,395
Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 3.2406% 1/26/26 (b)(c)	3,760,952	3,772,607
Series 2011-1 Class A1, 1 month U.S. LIBOR + 0.520% 3.0099% 3/25/26 (b)(c)	1,541,400	1,542,797
TOTAL ASSET-BACKED SECURITIES
(Cost $7,170,350)		7,166,816

Collateralized Mortgage Obligations - 12.7%
U.S. Government Agency - 12.7%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.25% 4/25/24 (b)(c)	104,388	103,750
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.4699% 8/25/31 (b)(c)	29,862	30,445
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 3.0814% 11/18/31 (b)(c)	30,004	30,218
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4899% 4/25/32 (b)(c)	6,836	6,959
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.9399% 11/25/32 (b)(c)	238,255	239,499
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.4899% 11/25/32 (b)(c)	14,004	14,256
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.4199% 6/25/36 (b)(c)	387,407	392,944
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	47,106	47,622
Series 2005-64 Class PX, 5.5% 6/25/35	89,070	93,299
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	45,190	46,598
Series 2004-52 Class KZ, 5.5% 7/25/34	639,934	696,308
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	189,293	16,295
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.4099% 3/25/36 (b)(c)	240,160	245,144
Series 2011-67 Class AI, 4% 7/25/26 (d)	52,471	4,158
Freddie Mac:
floater:
Series 2448 Class FT, 1 month U.S. LIBOR + 1.000% 3.4888% 3/15/32 (b)(c)	32,912	33,487
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.8888% 11/15/32 (b)(c)	43,008	43,068
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 3.0888% 2/15/32 (b)(c)	17,351	17,517
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.3888% 2/15/33 (b)(c)	103,816	105,638
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.8888% 3/15/34 (b)(c)	117,710	117,662
planned amortization class:
Series 3415 Class PC, 5% 12/15/37	40,957	43,488
Series 3840 Class VA, 4.5% 9/15/27	79,796	80,088
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	137,430	146,464
Series 2004-2802 Class ZG, 5.5% 5/15/34	521,889	569,712
Series 2004-2862 Class NE, 5% 9/15/24	776,492	796,761
Series 2145 Class MZ, 6.5% 4/15/29	149,426	164,735
Series 2357 Class ZB, 6.5% 9/15/31	96,857	108,047
Series 3745 Class KV, 4.5% 12/15/26	423,764	440,675
Series 3859 Class JZ, 5% 5/15/41	717,124	766,398
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 4335 Class AL, 4.25% 3/15/40	398,490	407,672
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer Series 2018-3 Class MA, 3.5% 8/25/57	3,721,657	3,700,100
Freddie Mac SLST sequential payer Series 2018-1 Class A1, 3.5% 6/25/28	506,320	509,240
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.9848% 7/20/37 (b)(c)	65,327	65,564
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.9648% 1/20/38 (b)(c)	16,970	17,030
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.3448% 8/20/38 (b)(c)	143,787	145,906
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.3848% 9/20/38 (b)(c)	119,438	121,947
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 3.0814% 11/16/39 (b)(c)	65,760	66,211
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 3.0114% 12/16/39 (b)(c)	50,834	51,103
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.83% 7/20/60 (b)(c)(f)	741,927	739,117
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.8071% 9/20/60 (b)(c)(f)	907,697	903,962
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.8071% 8/20/60 (b)(c)(f)	988,409	984,253
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8871% 12/20/60 (b)(c)(f)	310,537	309,820
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 12/20/60 (b)(c)(f)	498,428	498,827
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 2/20/61 (b)(c)(f)	959,303	959,949
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9971% 2/20/61 (b)(c)(f)	1,160,160	1,160,748
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 4/20/61 (b)(c)(f)	380,363	380,679
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 3.0071% 5/20/61 (b)(c)(f)	459,956	460,378
Class FC, 1 month U.S. LIBOR + 0.500% 3.0071% 5/20/61 (b)(c)(f)	422,436	422,794
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.0371% 6/20/61 (b)(c)(f)	520,607	521,362
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.1071% 10/20/61 (b)(c)(f)	538,830	540,512
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.2071% 11/20/61 (b)(c)(f)	486,251	488,970
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.2071% 1/20/62 (b)(c)(f)	339,827	341,645
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1371% 1/20/62 (b)(c)(f)	489,005	490,919
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1371% 3/20/62 (b)(c)(f)	289,089	289,759
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1571% 5/20/61 (b)(c)(f)	23,714	23,762
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7871% 5/20/63 (b)(c)(f)	208,658	208,461
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.7071% 4/20/63 (b)(c)(f)	221,140	220,818
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.9071% 12/20/62 (b)(c)(f)	205,350	205,297
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.7348% 10/20/47 (b)(c)	363,573	357,144
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.7848% 5/20/48 (b)(c)	454,521	448,950
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.7848% 6/20/48 (b)(c)	515,564	508,527
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	316,484	321,135
Series 2017-134 Class BA, 2.5% 11/20/46	75,672	73,665
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	208,067	205,775
Series 2013-H26 Class HA, 3.5% 9/20/63 (f)	2,201,043	2,209,227
Series 2014-H04 Class HA, 2.75% 2/20/64 (f)	1,658,768	1,651,381
Series 2014-H12 Class KA, 2.75% 5/20/64 (f)	391,269	387,450
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 3.0071% 9/20/62 (b)(c)(f)	938,741	939,082
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1571% 11/20/65 (b)(c)(f)	129,390	129,549
Series 2018-H12 Class HA, 3.25% 8/20/68 (f)	1,374,418	1,390,260
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	530,096	534,088
Series 2010-H17 Class XP, 5.2987% 7/20/60 (b)(f)	424,867	428,690
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(f)	392,311	395,164
Series 2012-64 Class KI, 3.5% 11/20/36 (d)	66,570	4,035
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.3537% 4/20/39 (b)(h)	186,234	189,359
Class ST, 8.800% - 1 month U.S. LIBOR 5.487% 8/20/39 (b)(h)	612,711	628,285
Series 2013-H08 Class MA, 3% 3/20/63 (f)	1,285,467	1,283,890
Series 2015-H21:
Class HA, 2.5% 6/20/63 (f)	1,775,058	1,769,175
Class JA, 2.5% 6/20/65 (f)	182,280	181,454
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(f)	1,867,439	1,851,094
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.09% 5/20/66 (b)(c)(f)	1,737,895	1,741,287
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (b)(c)(f)	1,733,596	1,732,405
		39,999,111
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $40,249,716)		39,999,111

Commercial Mortgage Securities - 4.4%
Freddie Mac:
sequential payer:
Series K155 Class A1, 3.75% 11/25/29	58,746	61,224
Series K709 Class A2, 2.086% 3/25/19	29,450	29,393
Series K710 Class A2, 1.883% 5/25/19	1,306,095	1,303,022
Series K712 Class A2, 1.869% 11/25/19	3,593,795	3,572,231
Series K013 Class A2, 3.974% 1/25/21	5,225,000	5,320,302
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.8011% 2/25/20 (b)(c)	3,784,000	3,784,002
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $14,068,137)		14,070,174

Foreign Government and Government Agency Obligations - 5.0%
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	11,600,000	12,969,850
5.5% 12/4/23	4,000	4,503
Ukraine Government 1.471% 9/29/21	2,891,000	2,809,676
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $16,001,884)		15,784,029
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.44% (i)
(Cost $6,318,318)	6,317,105	6,318,368

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	5,500,000	$152,868
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,200,000	30,443

TOTAL PUT OPTIONS			183,311

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	5,500,000	95,673
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,200,000	20,521

TOTAL CALL OPTIONS			116,194

TOTAL PURCHASED SWAPTIONS
(Cost $417,140)			299,505
TOTAL INVESTMENT IN SECURITIES - 105.2%
(Cost $333,606,791)			332,243,074
NET OTHER ASSETS (LIABILITIES) - (5.2)%			(16,570,729)
NET ASSETS - 100%			$315,672,345

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
4.5% 3/1/49	$(1,600,000)	$(1,655,460)
4.5% 3/1/49	(800,000)	(827,730)
4.5% 3/1/49	(800,000)	(827,730)
4.5% 3/1/49	(650,000)	(672,531)
4.5% 3/1/49	(400,000)	(413,865)
TOTAL TBA SALE COMMITMENTS
(Proceeds $4,400,379)		$(4,397,316)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	66	June 2019	$14,004,891	$(6,937)	$(6,937)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	234	June 2019	26,807,625	(48,002)	(48,002)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	8	June 2019	976,000	(3,704)	(3,704)
TOTAL PURCHASED					(58,643)
Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	4	June 2019	577,875	4,079	4,079
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	21	June 2019	2,718,516	15,110	15,110
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	2	June 2019	319,188	3,824	3,824
TOTAL SOLD					23,013
TOTAL FUTURES CONTRACTS					$(35,630)

The notional amount of futures purchased as a percentage of Net Assets is 13.2%

The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $206,598.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $729,395 or 0.2% of net assets.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,143
Total	$23,143

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$225,290,712	$--	$225,290,712	$--
U.S. Government Agency - Mortgage Securities	23,314,359	--	23,314,359	--
Asset-Backed Securities	7,166,816	--	7,166,816	--
Collateralized Mortgage Obligations	39,999,111	--	39,999,111	--
Commercial Mortgage Securities	14,070,174	--	14,070,174	--
Foreign Government and Government Agency Obligations	15,784,029	--	15,784,029	--
Money Market Funds	6,318,368	6,318,368	--	--
Purchased Swaptions	299,505	--	299,505	--
Total Investments in Securities:	$332,243,074	$6,318,368	$325,924,706	$--
Derivative Instruments:
Assets
Futures Contracts	$23,013	$23,013	$--	$--
Total Assets	$23,013	$23,013	$--	$--
Liabilities
Futures Contracts	$(58,643)	$(58,643)	$--	$--
Total Liabilities	$(58,643)	$(58,643)	$--	$--
Total Derivative Instruments:	$(35,630)	$(35,630)	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(4,397,316)	$--	$(4,397,316)	$--
Total Other Financial Instruments:	$(4,397,316)	$--	$(4,397,316)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 26, 2019